REVENUE - Performance Obligation (Details)	Sep. 30, 2021	Dec. 31, 2020
Minimum | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Percentage of revenue recognized on remaining performance obligation		32.00%
Revenue over the remaining lives of the contracts	12 months
Minimum | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-10-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Percentage of revenue recognized on remaining performance obligation	36.00%
Revenue over the remaining lives of the contracts		12 months
Maximum | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Percentage of revenue recognized on remaining performance obligation		77.00%
Revenue over the remaining lives of the contracts	36 months
Maximum | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-10-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Percentage of revenue recognized on remaining performance obligation	82.00%
Revenue over the remaining lives of the contracts		36 months